Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Advances to suppliers of equipment	$ 30,267		$ 60,872
Interest expenses	938,071		968,029
Capitalized interest	144,843		227,429
Depreciation charge	322,747		366,850		363,904
Mining plant and equipment, net	173,872		291,880
Capitalized costs related to the Elga project	1,678,976		2,515,707
Loss resulting from write-off of equipment	17,395	[1]	17,254	[1]	10,879	[1]
Impairment of long-lived assets	120,237		177,417		245,908
Mining Segment [Member]
Property, Plant and Equipment [Line Items]
Loss resulting from write-off of equipment	8,560		16,358
Steel Segment [Member]
Property, Plant and Equipment [Line Items]
Loss resulting from write-off of equipment	5,975		896
Energy Segment [Member]
Property, Plant and Equipment [Line Items]
Loss resulting from write-off of equipment	2,860
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Mining plant and equipment, net	$ 97,043		$ 152,075

[1]	See Note 11